Derivative Financial Liability	6 Months Ended
Jun. 30, 2022
Derivative Financial Liability Abstract
DERIVATIVE FINANCIAL LIABILITY

9. DERIVATIVE FINANCIAL LIABILITY

In connection with the Business Combination completed on 17 March 2020 (see note 1), the Group issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius (the “Public Warrants”) and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd., a Bermuda exempted company (the “Private Warrants”).

No Public or Private Warrants (together, the “Warrants”) have been exercised or redeemed since originally issued and until the date of these interim condensed consolidated financial statements.

Upon initial recognition on 17 March 2020, the fair value of the Warrants has been determined using a combination of a market approach and valuation technique used by an independent third-party valuation specialist. Based on that, the estimated fair value of the Warrants was USD 9,210 thousand.

The Private Warrants are registered for resale on the Group’s registration statement on Form F-3 and are freely tradable into the public market if holders want to sell them.

The Public Warrants and Private Warrants broadly have similar terms.

There are no restrictions on the transfer of the Private Warrants. Accordingly, the Private Warrants are valued using the price as deemed equivalent to the fair value of the Public Warrants listed on Nasdaq.

The table below illustrates the movement on the Warrants during the period / year:

	30 June 2022	31 December 2021
	USD ’000	USD ’000

Fair value of Warrants at the beginning of the period / year	12,938	13,628
Change in fair value for the period / year	(3,619)	(690)
Fair value of Warrants at the end of the period / year	9,319	12,938